Allowance for Loan Losses - Schedule for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Allowance for Loan Losses [Abstract]
Allowance for loan losses	$ 47,518	$ 55,864	$ 55,864	$ 71,878
Charge-offs	(689)	(917)	(13,743)	(31,214)
Recoveries	1,672	1,997	4,713	3,626
Provision	3,639	(1,125)	4,456	13,650
Allowance for loan losses	51,820	56,069	47,518	55,864
Ending balance: individually evaluated for impairment	15,007	17,601	9,593	17,007
Ending balance: collectively evaluated for impairment	31,487	30,992	32,219	31,611
Financing Receivable, Net [Abstract]
Ending balance	5,858,967	5,857,573	5,692,071	5,424,748
Ending balance: individually evaluated for impairment	137,487	133,557	101,960	138,075
Ending balance: collectively evaluated for impairment	5,363,450	5,181,924	5,187,130	4,705,159
Residential real estate
Allowance for Loan Losses [Abstract]
Allowance for loan losses	8,342	11,779	11,779	14,761
Charge-offs	(57)	(230)	(631)	(1,766)
Recoveries	43	75	233	279
Provision	(350)	230	(788)	1,043
Allowance for loan losses	7,567	11,854	8,342	11,779
Ending balance: individually evaluated for impairment	2,418	3,128	2,528	3,212
Ending balance: collectively evaluated for impairment	2,776	3,691	3,030	3,533
Financing Receivable, Net [Abstract]
Ending balance	890,085	890,073	879,971	885,245
Ending balance: individually evaluated for impairment	9,592	10,037	9,384	8,917
Ending balance: collectively evaluated for impairment	671,566	611,785	649,970	589,104
Commercial real estate
Allowance for Loan Losses [Abstract]
Allowance for loan losses	16,884	22,562	22,562	30,234
Charge-offs	(82)	0	(3,199)	(19,648)
Recoveries	69	591	1,470	689
Provision	735	(861)	(4,114)	10,925
Allowance for loan losses	17,722	22,292	16,884	22,562
Ending balance: individually evaluated for impairment	2,783	5,355	1,953	5,095
Ending balance: collectively evaluated for impairment	11,986	16,207	12,034	16,986
Financing Receivable, Net [Abstract]
Ending balance	2,291,220	2,299,661	2,057,456	1,926,828
Ending balance: individually evaluated for impairment	66,049	68,973	38,457	77,620
Ending balance: collectively evaluated for impairment	2,113,647	2,019,099	1,874,474	1,623,274
Commercial non real estate
Allowance for Loan Losses [Abstract]
Allowance for loan losses	10,550	11,222	11,222	18,979
Charge-offs	(84)	(161)	(5,380)	(3,636)
Recoveries	1,160	887	1,439	1,206
Provision	2,999	(646)	4,980	(5,427)
Allowance for loan losses	14,625	11,552	10,550	11,222
Ending balance: individually evaluated for impairment	8,816	6,227	3,909	5,594
Ending balance: collectively evaluated for impairment	5,809	3,614	6,641	3,897
Financing Receivable, Net [Abstract]
Ending balance	1,088,065	1,079,956	1,266,103	1,191,500
Ending balance: individually evaluated for impairment	37,961	31,299	28,298	27,527
Ending balance: collectively evaluated for impairment	1,038,540	1,025,543	1,224,035	1,136,611
Agriculture
Allowance for Loan Losses [Abstract]
Allowance for loan losses	10,655	9,296	9,296	6,906
Charge-offs	0	0	(2,429)	(4,069)
Recoveries	57	17	58	22
Provision	208	(57)	3,730	6,437
Allowance for loan losses	10,920	9,256	10,655	9,296
Ending balance: individually evaluated for impairment	948	2,724	1,152	3,016
Ending balance: collectively evaluated for impairment	9,972	6,532	9,503	6,280
Financing Receivable, Net [Abstract]
Ending balance	1,468,565	1,466,851	1,364,399	1,295,661
Ending balance: individually evaluated for impairment	23,743	22,666	25,655	23,719
Ending balance: collectively evaluated for impairment	1,422,861	1,412,871	1,319,343	1,240,281
Consumer
Allowance for Loan Losses [Abstract]
Allowance for loan losses	264	312	312	542
Charge-offs	(38)	(56)	(211)	(244)
Recoveries	24	36	156	396
Provision	(24)	98	(18)	(382)
Allowance for loan losses	201	390	264	312
Ending balance: individually evaluated for impairment	42	167	51	90
Ending balance: collectively evaluated for impairment	159	223	188	222
Financing Receivable, Net [Abstract]
Ending balance	85,721	85,721	89,899	100,803
Ending balance: individually evaluated for impairment	142	582	166	292
Ending balance: collectively evaluated for impairment	81,525	77,315	85,065	91,178
Other
Allowance for Loan Losses [Abstract]
Allowance for loan losses	823	693	693	456
Charge-offs	(428)	(470)	(1,893)	(1,851)
Recoveries	319	391	1,357	1,034
Provision	71	111	666	1,054
Allowance for loan losses	785	725	823	693
Ending balance: individually evaluated for impairment	0	0	0	0
Ending balance: collectively evaluated for impairment	785	725	823	693
Financing Receivable, Net [Abstract]
Ending balance	35,311	35,311	34,243	24,711
Ending balance: individually evaluated for impairment	0	0	0	0
Ending balance: collectively evaluated for impairment	35,311	35,311	34,243	24,711
Receivables acquired with deteriorated credit quality
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	(320)	250	(3,772)	(2,076)
Allowance for loan losses	3,134	7,476	3,454	7,246
Financing Receivable, Net [Abstract]
Ending balance	134,721	212,450	162,139	226,308
Receivables acquired with deteriorated credit quality | Residential real estate
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	(411)	0	(2,251)	(2,538)
Allowance for loan losses	2,373	5,035	2,784	5,034
Financing Receivable, Net [Abstract]
Ending balance	97,779	122,068	102,987	129,905
Receivables acquired with deteriorated credit quality | Commercial real estate
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	116	0	165	362
Allowance for loan losses	761	730	645	481
Financing Receivable, Net [Abstract]
Ending balance	28,768	80,903	49,202	85,022
Receivables acquired with deteriorated credit quality | Commercial non real estate
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	0	250	(1,711)	100
Allowance for loan losses	0	1,711	0	1,731
Financing Receivable, Net [Abstract]
Ending balance	4,817	6,833	6,361	8,179
Receivables acquired with deteriorated credit quality | Agriculture
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	0	0	0	0
Allowance for loan losses	0	0	0	0
Financing Receivable, Net [Abstract]
Ending balance	1,623	0	1,746	0
Receivables acquired with deteriorated credit quality | Consumer
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	(25)	0	25	0
Allowance for loan losses	0	0	25	0
Financing Receivable, Net [Abstract]
Ending balance	1,734	2,646	1,843	3,202
Receivables acquired with deteriorated credit quality | Other
Allowance for Loan Losses [Abstract]
Impairment of loans acquired with deteriorated credit quality	0	0	0	0
Allowance for loan losses	0	0	0	0
Financing Receivable, Net [Abstract]
Ending balance	0	0		0
Receivables acquired without deteriorated credit quality
Allowance for Loan Losses [Abstract]
Allowance for loan losses	2,192	0	2,252	0
Financing Receivable, Net [Abstract]
Ending balance	223,309	329,642	240,842	355,206
Receivables acquired without deteriorated credit quality | Residential real estate
Allowance for Loan Losses [Abstract]
Allowance for loan losses	0	0	0	0
Financing Receivable, Net [Abstract]
Ending balance	111,148	146,183	117,630	157,319
Receivables acquired without deteriorated credit quality | Commercial real estate
Allowance for Loan Losses [Abstract]
Allowance for loan losses	2,192	0	2,252	0
Financing Receivable, Net [Abstract]
Ending balance	82,756	130,686	95,323	140,912
Receivables acquired without deteriorated credit quality | Commercial non real estate
Allowance for Loan Losses [Abstract]
Allowance for loan losses	0	0	0	0
Financing Receivable, Net [Abstract]
Ending balance	6,747	16,281	7,409	19,183
Receivables acquired without deteriorated credit quality | Agriculture
Allowance for Loan Losses [Abstract]
Allowance for loan losses	0	0	0	0
Financing Receivable, Net [Abstract]
Ending balance	20,338	31,314	17,655	31,661
Receivables acquired without deteriorated credit quality | Consumer
Allowance for Loan Losses [Abstract]
Allowance for loan losses	0	0	0	0
Financing Receivable, Net [Abstract]
Ending balance	2,320	5,178	2,825	6,131
Receivables acquired without deteriorated credit quality | Other
Allowance for Loan Losses [Abstract]
Allowance for loan losses	0	0	0	0
Financing Receivable, Net [Abstract]
Ending balance	$ 0	$ 0		$ 0